PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited)
1
Voya Corporate Leaders
®
100 Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .4%
Communication Services : 8 .7%
53,813  Alphabet, Inc. - Class
C
$ 8,885,064
0 .8
536,298
AT&T, Inc.
10,672,330
1 .0
34,190
(1)
Charter
Communications, Inc.
- Class A
11,882,393
1 .1
262,685  Comcast Corp. - Class
A
10,394,446
1 .0
19,355  Meta Platforms, Inc.
- Class A
10,089,955
0 .9
14,694
(1)
Netflix, Inc.
10,305,637
1 .0
56,677
T-Mobile US, Inc.
11,262,853
1 .1
246,340  Verizon
Communications, Inc.
10,292,085
1 .0
98,420
Walt Disney Co.
8,895,200
0 .8
92,679,963
8 .7
Consumer Discretionary : 10 .8%
50,824
(1)
Amazon.com, Inc.
9,072,084
0 .9
2,508
Booking Holdings, Inc.
9,804,349
0 .9
822,207
Ford Motor Co.
9,200,496
0 .9
220,615
General Motors Co.
10,982,215
1 .0
29,446
Home Depot, Inc.
10,850,851
1 .0
45,749
Lowe's Cos., Inc.
11,368,626
1 .1
38,950
McDonald's Corp.
11,243,307
1 .1
106,758
NIKE, Inc. - Class B
8,895,077
0 .8
126,908
Starbucks Corp.
12,001,690
1 .1
68,536
Target Corp.
10,528,500
1 .0
50,935
(1)
Tesla, Inc.
10,905,693
1 .0
114,852,888
10 .8
Consumer Staples : 10 .4%
221,197
Altria Group, Inc.
11,893,763
1 .1
157,340
Coca-Cola Co.
11,402,430
1 .1
102,430
Colgate-Palmolive Co.
10,908,795
1 .0
11,821  Costco Wholesale
Corp.
10,548,824
1 .0
311,608
Kraft Heinz Co.
11,040,271
1 .0
150,985  Mondelez International,
Inc. - Class A
10,842,233
1 .0
60,481
PepsiCo, Inc.
10,455,955
1 .0
99,002  Philip Morris
International, Inc.
12,205,957
1 .1
60,350
Procter & Gamble Co.
10,352,439
1 .0
148,137
Walmart, Inc.
11,440,620
1 .1
111,091,287
10 .4
Energy : 2 .8%
64,327
Chevron Corp.
9,517,179
0 .9
88,230
ConocoPhillips
10,039,692
0 .9
87,515
Exxon Mobil Corp.
10,321,519
1 .0
29,878,390
2 .8
Financials : 15 .4%
44,027
American Express Co.
11,387,584
1 .1
134,128  American International
Group, Inc.
10,334,563
1 .0
256,193
Bank of America Corp.
10,439,865
1 .0
168,888  Bank of New York
Mellon Corp.
11,521,539
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
24,650
(1)
Berkshire Hathaway,
Inc. - Class B
$ 11,731,428
1 .1
12,872
BlackRock, Inc.
11,608,098
1 .1
75,024  Capital One Financial
Corp.
11,023,276
1 .0
136,699
Charles Schwab Corp.
8,899,105
0 .8
163,373
Citigroup, Inc.
10,233,685
0 .9
22,548  Goldman Sachs
Group, Inc.
11,505,117
1 .1
50,488  JPMorgan Chase &
Co.
11,349,702
1 .1
141,908
MetLife, Inc.
10,995,032
1 .0
104,997
Morgan Stanley
10,878,739
1 .0
253,417
US Bancorp
11,968,885
1 .1
175,124
Wells Fargo & Co.
10,239,500
1 .0
164,116,118
15 .4
Health Care : 14 .4%
96,087
Abbott Laboratories
10,883,775
1 .0
59,504
AbbVie, Inc.
11,681,230
1 .1
32,056
Amgen, Inc.
10,701,255
1 .0
242,245  Bristol-Myers Squibb
Co.
12,100,138
1 .1
172,302
CVS Health Corp.
9,862,566
0 .9
39,941
Danaher Corp.
10,756,511
1 .0
11,062
Eli Lilly & Co.
10,619,741
1 .0
146,093
Gilead Sciences, Inc.
11,541,347
1 .1
68,969
Johnson & Johnson
11,439,198
1 .1
126,756
Medtronic PLC
11,228,046
1 .0
77,457
Merck & Co., Inc.
9,174,782
0 .9
361,712
Pfizer, Inc.
10,493,265
1 .0
18,257  Thermo Fisher
Scientific, Inc.
11,229,333
1 .1
20,672  UnitedHealth Group,
Inc.
12,200,614
1 .1
153,911,801
14 .4
Industrials : 13 .1%
97,466
3M Co.
13,127,695
1 .2
55,097
(1)
Boeing Co.
9,572,553
0 .9
30,707
Caterpillar, Inc.
10,934,763
1 .0
26,688
Deere & Co.
10,294,629
1 .0
92,858
Emerson Electric Co.
9,786,305
0 .9
34,033
FedEx Corp.
10,168,039
0 .9
34,378  General Dynamics
Corp.
10,291,398
1 .0
62,652
General Electric Co.
10,940,292
1 .0
46,905  Honeywell
International, Inc.
9,752,018
0 .9
21,526
Lockheed Martin Corp.
12,228,921
1 .1
99,937  Raytheon Technologies
Corp.
12,326,230
1 .2
44,998
Union Pacific Corp.
11,523,538
1 .1
74,031  United Parcel Service,
Inc. - Class B
9,516,685
0 .9
140,463,066
13 .1
Information Technology : 16 .6%
33,166  Accenture PLC - Class
A
11,341,114
1 .1

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
2
Voya Corporate Leaders
®
100 Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
18,392
(1)
Adobe, Inc.
$ 10,564,549
1 .0
63,056
(1)
Advanced Micro
Devices, Inc.
9,367,599
0 .9
46,967
Apple, Inc.
10,755,443
1 .0
63,375
Broadcom, Inc.
10,318,718
1 .0
211,919
Cisco Systems, Inc.
10,710,386
1 .0
58,857  International Business
Machines Corp.
11,896,765
1 .1
15,436
Intuit, Inc.
9,728,693
0 .9
22,712  Mastercard, Inc.
- Class A
10,977,618
1 .0
22,206
Microsoft Corp.
9,263,011
0 .9
81,100
NVIDIA Corp.
9,680,907
0 .9
71,733
Oracle Corp.
10,135,156
0 .9
172,273
(1)
PayPal Holdings, Inc.
12,477,733
1 .2
51,527
Qualcomm, Inc.
9,032,683
0 .8
39,769
Salesforce, Inc.
10,057,580
0 .9
51,985
Texas Instruments, Inc.
11,142,465
1 .0
37,719
Visa, Inc. - Class A
10,424,400
1 .0
177,874,820
16 .6
Materials : 2 .0%
189,871
Dow, Inc.
10,173,288
1 .0
22,842
Linde PLC US
10,924,187
1 .0
21,097,475
2 .0
Real Estate : 2 .1%
51,482
American Tower Corp.
11,535,057
1 .1
67,122  Simon Property Group,
Inc.
11,232,867
1 .0
22,767,924
2 .1
Utilities : 3 .1%
99,966
Duke Energy Corp.
11,391,126
1 .1
136,402
NextEra Energy, Inc.
10,981,725
1 .0
128,851
Southern Co.
11,132,726
1 .0
33,505,577
3 .1
Total Common Stock
(Cost $583,645,474)
1,062,239,309
99 .4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .5%
Mutual Funds : 0 .5%
5,833,000
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.190%
(Cost $5,833,000) $ 5,833,000 0 .5
Total Short-Term
Investments
(Cost $5,833,000)
$ 5,833,000
0 .5
Total Investments in
Securities
(Cost $589,478,474) $ 1,068,072,309 99 .9
Assets in Excess of
Other Liabilities 1,493,161 0.1
Net Assets $ 1,069,565,470 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2024.

PORTFOLIO OF INVESTMENTS
as of August 31, 2024 (Unaudited) (continued)
3
Voya Corporate Leaders
®
100 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2024
Asset Table
Investments, at fair value
Common Stock* $ 1,062,239,309 $ — $ — $ 1,062,239,309
Short-Term Investments 5,833,000 — — 5,833,000
Total Investments, at fair value $ 1,068,072,309 $ — $ — $ 1,068,072,309
Other Financial Instruments+
Futures 378,835 — — 378,835
Total Assets $ 1,068,451,144 $ — $ — $ 1,068,451,144
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At August 31, 2024, the following futures contracts were outstanding for Voya Corporate Leaders
®
100 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
S&P 500 E-Mini 19 09/20/24 $ 5,377,950 $ 378,835
$ 5,377,950 $ 378,835
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 481,787,638
Gross Unrealized Depreciation (3,193,803)
Net Unrealized Appreciation $ 478,593,835